Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

The following table provides information required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K. For information regarding the way in which the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis” above.

The following table provides information showing the relationship during 2022, 2021 and 2020 between (1) executive compensation “actually paid” (as defined by SEC rule and further described below) to (a) each person serving as the Company’s principal executive officer (“PEO”), and (b) the Company’s non-PEO named executive officers (also referred to as the “other named executive officers”), on an average basis, and (2) the Company’s financial performance. The Company’s selected performance measure included in the chart below is nonperforming assets to average interest-earning assets. Information presented in this section will not be deemed to be incorporated by reference into any of the Company’s filings under the Securities Act or the Exchange Act, except as the Company may specifically do so by reference to this section.

					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income (in thousands)(5)	NPAs to Average Interest-Earning Assets(6)
2022	$3,035,574	$3,064,051	$2,088,997	$2,080,990	$110.55	$101.92	$524,516	0.08%
2021(7)	5,534,173	5,627,711	2,151,891	2,227,148	106.69	124.84	519,297	0.09%
2020	3,484,221	3,404,844	1,548,064	1,529,470	99.59	89.37	528,904	0.21%

(1)
David Zalman, the Company’s Chief Executive Officer, was the PEO for each of the years presented.
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s named executive officers. These amounts reflect the total compensation as reflected in the Summary Compensation Table with certain adjustments as described below.
(3)
The Company’s non-PEO named executive officers for 2022 consisted of Asylbek Osmonov, H. E. Timanus, Jr., Edward Z. Safady, Kevin Hanigan and J. Mays Davenport. The non-PEO named executives officers for 2021 and 2020 consisted of Asylbek Osmonov, H. E. Timanus, Jr., Edward Z. Safady and Kevin Hanigan.
(4)
The Peer Group total shareholder return (“TSR”) is the cumulative total shareholder return of the NASDAQ Bank Index which the Company also uses in the stock performance graph included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022. Both the Company TSR and Peer Group TSR assume $100 was invested for the period starting December 31, 2019 through the end of the listed fiscal year. Dividend reinvestment has been assumed. Historical stock performance is not necessarily indicative of future stock performance.
(5)
As reported in the Company’s consolidated financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2022.
(6)
Represents the Company’s nonperforming assets to average interest-earning assets for each fiscal year.
(7)
PEO compensation for 2021 includes the grant date fair value of a three-year cliff vested restricted stock award of $2,462,250. Mr. Zalman did not receive such an award for 2022 or 2020.

Company Selected Measure Name		NPAs to Average Interest-Earning Assets
Named Executive Officers, Footnote [Text Block]		(1) David Zalman, the Company’s Chief Executive Officer, was the PEO for each of the years presented.
Peer Group Issuers, Footnote [Text Block]
(4)
The Peer Group total shareholder return (“TSR”) is the cumulative total shareholder return of the NASDAQ Bank Index which the Company also uses in the stock performance graph included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022. Both the Company TSR and Peer Group TSR assume $100 was invested for the period starting December 31, 2019 through the end of the listed fiscal year. Dividend reinvestment has been assumed. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	[1]	$ 3,035,574	$ 5,534,173	[2]	$ 3,484,221
PEO Actually Paid Compensation Amount	[3]	$ 3,064,051	5,627,711	[2]	3,404,844
Adjustment To PEO Compensation, Footnote [Text Block]

PEO SCT Total to CAP Reconciliation

Year	Salary(1)	Bonus and Non-Equity Incentive Compensation(2)	Other Compensation(3)	SCT Total	Deductions from SCT Total(4)	Additions to SCT Total(5)	CAP
2022	$1,066,578	$1,594,761	$219,427	$3,035,574	$154,808	$183,285	$3,064,051
2021	1,041,712	1,612,548	213,699	5,534,173	2,666,214	2,759,752	5,627,711
2020	1,020,807	1,958,704	236,703	3,484,221	268,007	188,630	3,404,844
(1)
Reflects amounts reported in the Salary column in the SCT for each year shown.
(2)
Reflects amounts reported in the total of the Bonus and Non-Equity Incentive Plan Compensation columns in the SCT for each year shown.
(3)
Reflects amounts reported in the All Other Compensation column in the SCT for each year shown.
(4)
Represents the grant date fair value of the restricted stock awards granted each year as reported in the Stock Awards column in the SCT. The Company does not maintain a pension plan; therefore, a deduction from SCT total compensation related to pension value is not needed.
(5)
Reflects the value of equity calculated in accordance with the requirements set forth in Item 402(v) of Regulation S-K for determining CAP for each year shown. The equity component of CAP for fiscal years 2022, 2021 and 2020 is further detailed in the supplemental tables below:

PEO Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at 12/31	Change in Value of Prior Years' Awards Unvested at 12/31	Change in Value of Prior Years' Awards that Vested in FY	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
2022	$154,808	$14,504	$13,973	$183,285
2021	2,734,458	12,186	13,108	2,759,752
2020	268,007	(86,895)	7,518	188,630

Non-PEO NEO Average Total Compensation Amount	[4]	$ 2,088,997	2,151,891	[2]	1,548,064
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,080,990	2,227,148	[2]	1,529,470
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-PEO NEO’s SCT Total to CAP Reconciliation

Year	Salary(1)	Bonus and Non-Equity Incentive Compensation(2)	Other Compensation(3)	SCT Total	Deductions from SCT Total(4)	Additions to SCT Total(5)	CAP
2022	$597,934	$664,508	$66,625	$2,088,997	$759,929	$751,922	$2,080,990
2021	617,335	671,107	69,683	2,151,891	793,767	869,024	2,227,148
2020	602,555	780,569	46,334	1,548,064	118,606	100,012	1,529,470
(1)
Reflects amounts reported in the Salary column in the SCT for each year shown.
(2)
Reflects amounts reported in the total of the Bonus and Non-Equity Incentive Plan Compensation columns in the SCT for each year shown.
(3)
Reflects amounts reported in the All Other Compensation column in the SCT for each year shown.
(4)
Represents the grant date fair value of the restricted stock awards granted each year as reported in the Stock Awards column in the SCT. The Company does not maintain a pension plan; therefore, a deduction from SCT total compensation related to pension value is not needed.
(5)
Reflects the value of equity calculated in accordance with the requirements set forth in Item 402(v) of Regulation S-K for determining CAP for each year shown. The equity component of CAP for fiscal years 2022, 2021 and 2020 is further detailed in the supplemental tables below:

Average Non-PEO NEOs Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at 12/31	Change in Value of Prior Years' Awards Unvested at 12/31	Change in Value of Prior Years' Awards that Vested in FY	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
2022	$751,889	$3,552	$(3,519)	$751,922
2021	813,267	52,160	3,597	869,024
2020	118,606	(37,910)	19,316	100,012

Equity Valuation Assumption Difference, Footnote [Text Block]

PEO Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at 12/31	Change in Value of Prior Years' Awards Unvested at 12/31	Change in Value of Prior Years' Awards that Vested in FY	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
2022	$154,808	$14,504	$13,973	$183,285
2021	2,734,458	12,186	13,108	2,759,752
2020	268,007	(86,895)	7,518	188,630

Average Non-PEO NEOs Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at 12/31	Change in Value of Prior Years' Awards Unvested at 12/31	Change in Value of Prior Years' Awards that Vested in FY	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
2022	$751,889	$3,552	$(3,519)	$751,922
2021	813,267	52,160	3,597	869,024
2020	118,606	(37,910)	19,316	100,012

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		PEO and Average NEO Compensation Actually Paid Versus Properity Bancshares TSR
Compensation Actually Paid vs. Net Income [Text Block]		PEO and Average NEO Compensation Actually Paid Versus Prosperity Bancshares Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]		PEO and Average NEO Compensation Actually Paid Versus NPAs to Average Interest-Earning Assets
Tabular List [Table Text Block]		• Return on Average Assets • Increase in Earnings Per Share • Efficiency Ratio • Increase in Dividends • Merger and Acquisitions Strategy, Negotiation and Integration
Total Shareholder Return Amount		$ 110.55	106.69	[2]	99.59
Peer Group Total Shareholder Return Amount	[5]	101.92	124.84	[2]	89.37
Net Income (Loss)	[6]	$ 524,516,000	$ 519,297,000	[2]	$ 528,904,000
Company Selected Measure Amount	[7]	0.0008	0.0009	[2]	0.0021
PEO Name		David Zalman,	David Zalman,		David Zalman,
Comp Prosperity Bancshares TSR versus NASDAQ Bank Index TSR Text Block		rity Bancshares TSR versus NASDAQ Bank Index TSR
SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 2,088,997	$ 2,151,891		$ 1,548,064
CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,080,990	2,227,148		1,529,470
Mr. Zalman [Member] | Grant Date Fair Value of Three-year Cliff Vested Restricted Stock Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0			0
PEO [Member] | Grant Date Fair Value of Three-year Cliff Vested Restricted Stock Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,462,250
PEO [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	1,066,578	1,041,712		1,020,807
PEO [Member] | Bonus and Non-Equity Incentive Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	1,594,761	1,612,548		1,958,704
PEO [Member] | Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	219,427	213,699		236,703
PEO [Member] | SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,035,574	5,534,173		3,484,221
PEO [Member] | Deductions from SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	154,808	2,666,214		268,007
PEO [Member] | Additions to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]	183,285	2,759,752		188,630
PEO [Member] | CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,064,051	5,627,711		3,404,844
PEO [Member] | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		154,808	2,734,458		268,007
PEO [Member] | Change in Value of Prior Years' Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		14,504	12,186		(86,895)
PEO [Member] | Change in Value of Prior Years' Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		13,973	13,108		7,518
PEO [Member] | Equity Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		183,285	2,759,752		188,630
Non-PEO NEO [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	597,934	617,335		602,555
Non-PEO NEO [Member] | Bonus and Non-Equity Incentive Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	664,508	671,107		780,569
Non-PEO NEO [Member] | Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	66,625	69,683		46,334
Non-PEO NEO [Member] | Deductions from SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	759,929	793,767		118,606
Non-PEO NEO [Member] | Additions to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]	751,922	869,024		100,012
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		751,889	813,267		118,606
Non-PEO NEO [Member] | Change in Value of Prior Years' Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,552	52,160		(37,910)
Non-PEO NEO [Member] | Change in Value of Prior Years' Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,519)	3,597		19,316
Non-PEO NEO [Member] | Equity Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 751,922	$ 869,024		$ 100,012

[1]	David Zalman, the Company’s Chief Executive Officer, was the PEO for each of the years presented.
[2]	PEO compensation for 2021 includes the grant date fair value of a three-year cliff vested restricted stock award of $2,462,250. Mr. Zalman did not receive such an award for 2022 or 2020.
[3]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s named executive officers. These amounts reflect the total compensation as reflected in the Summary Compensation Table with certain adjustments as described below.
[4]	The Company’s non-PEO named executive officers for 2022 consisted of Asylbek Osmonov, H. E. Timanus, Jr., Edward Z. Safady, Kevin Hanigan and J. Mays Davenport. The non-PEO named executives officers for 2021 and 2020 consisted of Asylbek Osmonov, H. E. Timanus, Jr., Edward Z. Safady and Kevin Hanigan.
[5]	The Peer Group total shareholder return (“TSR”) is the cumulative total shareholder return of the NASDAQ Bank Index which the Company also uses in the stock performance graph included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022. Both the Company TSR and Peer Group TSR assume $100 was invested for the period starting December 31, 2019 through the end of the listed fiscal year. Dividend reinvestment has been assumed. Historical stock performance is not necessarily indicative of future stock performance.
[6]	As reported in the Company’s consolidated financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2022.
[7]	Represents the Company’s nonperforming assets to average interest-earning assets for each fiscal year.
[8]	Reflects amounts reported in the Salary column in the SCT for each year shown.
[9]	Reflects amounts reported in the total of the Bonus and Non-Equity Incentive Plan Compensation columns in the SCT for each year shown.
[10]	Reflects amounts reported in the All Other Compensation column in the SCT for each year shown.
[11]	Represents the grant date fair value of the restricted stock awards granted each year as reported in the Stock Awards column in the SCT. The Company does not maintain a pension plan; therefore, a deduction from SCT total compensation related to pension value is not needed.
[12]	Reflects the value of equity calculated in accordance with the requirements set forth in Item 402(v) of Regulation S-K for determining CAP for each year shown. The equity component of CAP for fiscal years 2022, 2021 and 2020 is further detailed in the supplemental tables below:

PEO Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at 12/31	Change in Value of Prior Years' Awards Unvested at 12/31	Change in Value of Prior Years' Awards that Vested in FY	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
2022	$154,808	$14,504	$13,973	$183,285
2021	2,734,458	12,186	13,108	2,759,752
2020	268,007	(86,895)	7,518	188,630

Average Non-PEO NEOs Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at 12/31	Change in Value of Prior Years' Awards Unvested at 12/31	Change in Value of Prior Years' Awards that Vested in FY	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
2022	$751,889	$3,552	$(3,519)	$751,922
2021	813,267	52,160	3,597	869,024
2020	118,606	(37,910)	19,316	100,012